Restricted Cash	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents and Restricted cash
Restricted Cash

4. Restricted Cash

        As of December 31, 2011 and 2012, the Company maintained letters of credit totaling $0.9 million held in the form of a money market account as collateral for the Company's facility lease obligations and its credit cards.